Goodwill and intangible assets (Detail 3) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,647
Balance at the end of the year	6,469
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,392
Additions	0
Disposals	(1)
Impairment	(110)
Foreign currency translation	(9)
Balance at the end of the year	6,272
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	254
Additions	11
Disposals	(2)
Amortization	(65)
Impairment	0
Foreign currency translation	(1)
Balance at the end of the year	197
Global Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,721
Foreign currency translation	(2)
Balance at the end of the year	3,719
Global Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	138
Additions	1
Amortization	(45)
Foreign currency translation	(1)
Balance at the end of the year	92
Global Wealth Management ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,206
Disposals	(1)
Foreign currency translation	(6)
Balance at the end of the year	1,198
Global Wealth Management ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	104
Disposals	(2)
Amortization	(12)
Impairment	0
Foreign currency translation	1
Balance at the end of the year	92
Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,354
Foreign currency translation	1
Balance at the end of the year	1,354
Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Foreign currency translation	0
Balance at the end of the year	0
Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	112
Impairment	(110)
Foreign currency translation	(2)
Balance at the end of the year	0
Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	11
Additions	0
Disposals	0
Amortization	(5)
Impairment	0
Foreign currency translation	0
Balance at the end of the year	5
Corporate Center | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions	0
Foreign currency translation	0
Corporate Center | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1
Additions	10
Amortization	(4)
Foreign currency translation	0
Balance at the end of the year	7
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,647
Balance at the end of the year	6,469
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,392
Additions	0
Disposals	(1)
Foreign currency translation	(9)
Balance at the end of the year	6,272
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	254
Additions	11
Disposals	(2)
Amortization	(65)
Impairment	0
Foreign currency translation	(1)
Balance at the end of the year	197
UBS AG | Global Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,721
Balance at the end of the year	3,719
UBS AG | Global Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	138
Additions	1
Amortization	(45)
Foreign currency translation	(1)
Balance at the end of the year	92
UBS AG | Global Wealth Management ex Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,206
Balance at the end of the year	1,198
UBS AG | Global Wealth Management ex Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	104
Disposals	(2)
Amortization	(12)
Impairment	0
Foreign currency translation	1
Balance at the end of the year	92
UBS AG | Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,354
Balance at the end of the year	1,354
UBS AG | Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Foreign currency translation	0
Balance at the end of the year	0
UBS AG | Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	112
Balance at the end of the year	0
UBS AG | Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	11
Additions	0
Disposals	0
Amortization	(5)
Foreign currency translation	0
Balance at the end of the year	5
UBS AG | Corporate Center | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1
Additions	10
Amortization	(4)
Foreign currency translation	0
Balance at the end of the year	$ 7